Prepayments, accrued income and other assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Prepayments, accrued income and other assets	22Prepayments, accrued income and other assets

	2025	2024
	$m	$m
Prepayments and accrued income	15,778	13,781
Settlement accounts and items in course of collection from other banks	29,961	19,050
Cash collateral and margin receivables	57,706	59,488
Bullion	34,917	16,841
Endorsements and acceptances	8,695	8,093
Insurance contract assets (Note 4)	118	132
Reinsurance contract assets	5,886	4,798
Employee benefit assets (Note 5)	8,246	7,548
Right-of-use assets	2,991	2,205
Owned property, plant and equipment	9,615	9,407
Other accounts	10,881	11,397
At 31 Dec[1]	184,794	152,740
Prepayments, accrued income and other assets include $120.0bn (2024: $109.3bn) of financial assets, the majority of which are measured at amortised cost.